Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.3%
		Australia: 15.8%
14,722		Ampol Ltd.	$ 287,003	0.3
24,842		Aristocrat Leisure Ltd.	596,963	0.7
2,871		ASX Ltd.	138,393	0.2
233,738		Aurizon Holdings Ltd.	607,501	0.7
67,842		Australia & New Zealand Banking Group Ltd.	1,145,491	1.3
81,694		BHP Group Ltd. Australian	2,537,031	3.0
42,807		Coles Group Ltd.	494,400	0.6
7,284		Commonwealth Bank of Australia	536,809	0.6
2,831		CSL Ltd.	581,652	0.7
104,805		Dexus	575,389	0.7
246,474		Medibank Pvt Ltd.	491,760	0.6
3,937		Mineral Resources Ltd.	237,134	0.3
27,391		National Australia Bank Ltd.	589,561	0.7
86,326		QBE Insurance Group Ltd.	758,311	0.9
1,390		Rio Tinto Ltd.	103,770	0.1
53,682		Santos Ltd.	267,773	0.3
331,347		Scentre Group	675,844	0.8
14,083		Sonic Healthcare Ltd.	311,080	0.4
93,378		Suncorp Group Ltd.	759,903	0.9
34,865		Treasury Wine Estates Ltd.	329,255	0.4
391,350		Vicinity Centres	544,870	0.6
5,212		WiseTech Global Ltd.	208,405	0.2
25,317		Woodside Energy Group Ltd.	639,368	0.8
			13,417,666	15.8

		China: 28.8%
5,139		360 DigiTech, Inc. ADR	80,631	0.1
60,792		37 Interactive Entertainment Network Technology Group Co. Ltd. - A Shares	152,767	0.2
1,175,000		Agricultural Bank of China Ltd. - H Shares	392,774	0.5
165,800	(1)	Alibaba Group Holding Ltd.	1,804,428	2.1
258,000		Aluminum Corp. of China Ltd. - H Shares	110,338	0.1
9,300		Anhui Gujing Distillery Co. Ltd. - B Shares	136,138	0.2
21,100		Anhui Yingjia Distillery Co. Ltd. - A Shares	142,085	0.2
19,800		Anta Sports Products Ltd.	235,328	0.3
4,557		Autohome, Inc. ADR	136,254	0.1
435,000		AviChina Industry & Technology Co. Ltd. - H Shares	205,322	0.2
5,450	(1)	Baidu, Inc.	73,551	0.1
2,171,000		Bank of China Ltd. - H Shares	769,400	0.9
156,300		Bank of Jiangsu Co. Ltd. - A Shares	162,999	0.2
4,000		Beijing Easpring Material Technology Co. Ltd. - A Shares	34,730	0.0
17,000		Beijing Enterprises Holdings Ltd.	54,067	0.1
594,000		Bosideng International Holdings Ltd.	295,969	0.3
10,500		Byd Co., Ltd. - H Shares	267,328	0.3
313,000		China Cinda Asset Management Co. Ltd. - H Shares	41,177	0.0
42,000		China Coal Energy Co. - H Shares	39,051	0.0
546,000		China Communications Services Corp., Ltd. - H Shares	188,224	0.2
1,490,960		China Construction Bank - H Shares	902,329	1.1
824,000		China Everbright Bank Co. Ltd. - H Shares	245,659	0.3
127,000		China Hongqiao Group Ltd.	120,023	0.1
25,000		China Longyuan Power Group Corp. Ltd. - H Shares	30,833	0.0
172,000		China Medical System Holdings Ltd.	251,918	0.3
104,000		China Meidong Auto Holdings Ltd.	197,948	0.2
28,000		China Mengniu Dairy Co., Ltd.	125,935	0.1
112,500		China Merchants Bank Co., Ltd. - H Shares	571,393	0.7
101,683		China Merchants Port Holdings Co. Ltd.	148,420	0.2
116,000		China Oilfield Services Ltd. - H Shares	146,644	0.2
253,000		China Railway Group Ltd. - H Shares	142,806	0.2
16,000		China Resources Land Ltd.	74,319	0.1
5,700		China Resources Microelectronics Ltd. - A Shares	42,790	0.1
68,000		China Shenhua Energy Co., Ltd. - H Shares	210,763	0.2
163,200		China State Construction Engineering Corp. Ltd. - A Shares	135,125	0.2
2,076,000	(2)	China Tower Corp. Ltd. - H Shares	224,525	0.3
98,000		China Traditional Chinese Medicine Holdings Co. Ltd.	49,136	0.1
19,960		Chongqing Changan Automobile Co. Ltd. - A Shares	38,108	0.0
147,500		CITIC Securities Co. Ltd. - H Shares	297,026	0.3
37,000		COSCO Shipping Holdings Co., Ltd. - H Shares	40,467	0.0
136,000		COSCO Shipping Ports, Ltd.	103,261	0.1
41,000		Country Garden Services Holdings Co. Ltd. - H Shares	102,519	0.1

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
252,480		CSPC Pharmaceutical Group Ltd.	$ 325,274	0.4
20,361		Daan Gene Co. Ltd. - A Shares	51,455	0.1
19,800		Do-Fluoride New Materials Co. Ltd. - A Shares	106,823	0.1
46,800		Dong-E-E-Jiao Co. Ltd. - A Shares	256,074	0.3
458,000		Dongfeng Motor Group Co., Ltd. - H Shares	258,018	0.3
17,500		ENN Natural Gas Co. Ltd. - A Shares	45,656	0.1
291,000		Far East Horizon Ltd.	221,444	0.3
5,345		G-bits Network Technology Xiamen Co. Ltd. - A Shares	245,539	0.3
61,000		Geely Automobile Holdings Ltd.	91,159	0.1
54,800		GF Securities Co. Ltd. - H Shares	79,950	0.1
133,000		Great Wall Motor Co. Ltd. - H Shares	197,507	0.2
44,200		Haier Smart Home Co. Ltd. - H Shares	147,104	0.2
16,500	(2)	Hangzhou Tigermed Consulting Co. Ltd. - H Shares	157,996	0.2
56,500		Henan Shenhuo Coal & Power Co. Ltd. - A Shares	134,912	0.2
21,000		Huaibei Mining Holdings Co. Ltd. - A Shares	42,608	0.1
24,300		Hubei Xingfa Chemicals Group Co. Ltd. - A Shares	105,177	0.1
600		Imeik Technology Development Co. Ltd. - A Shares	40,725	0.0
1,052,414		Industrial & Commercial Bank of China - H Shares	527,469	0.6
68,700		Industrial Bank Co. Ltd. - A Shares	171,260	0.2
29,700	(1)	Inner Mongolia Yitai Coal Co. - A Shares	44,073	0.1
20,802		Jafron Biomedical Co. Ltd. - A Shares	93,118	0.1
24,604		JD.com, Inc. - Class A	702,389	0.8
6,700		Jiangsu King's Luck Brewery JSC Ltd. - A Shares	39,637	0.0
2,100		JiuGui Liquor Co. Ltd. - A Shares	35,315	0.0
27,000	(2)	Jiumaojiu International Holdings Ltd.	69,330	0.1
154,800		Joincare Pharmaceutical Group Industry Co. Ltd. - A Shares	265,061	0.3
4,160		Joinn Laboratories China Co. Ltd. - A Shares	34,255	0.0
77,000		Kingboard Holdings Ltd.	254,905	0.3
89,400		Kingsoft Corp. Ltd.	285,654	0.3
272,000		Kunlun Energy Co. Ltd.	211,030	0.2
354,000		Lenovo Group Ltd.	302,332	0.4
44,500		Li Ning Co. Ltd.	357,624	0.4
33,100		Luxi Chemical Group Co. Ltd. - A Shares	61,815	0.1
41,000	(1),(2)	Meituan Class B	883,840	1.0
35,600		NetEase, Inc.	514,727	0.6
12,800	(2)	Nongfu Spring Co. Ltd. - H Shares	74,707	0.1
2,500		Orient Overseas International Ltd.	47,503	0.1
392,000		Peoples Insurance Co. Group of China Ltd. - H Shares	132,290	0.2
692,000		PetroChina Co., Ltd. - H Shares	314,882	0.4
47,650	(2)	Pharmaron Beijing Co. Ltd. - H Shares	275,693	0.3
304,000		PICC Property & Casualty Co., Ltd. - H Shares	307,985	0.4
6,087	(1)	Pinduoduo, Inc. ADR	499,378	0.6
20,300		Pingdingshan Tianan Coal Mining Co. Ltd. - A Shares	35,171	0.0
397,000	(2)	Postal Savings Bank of China Co. Ltd. - H Shares	240,095	0.3
2,000		SG Micro Corp. - A Shares	50,062	0.1
85,900		Shandong Nanshan Aluminum Co. Ltd. - A Shares	42,394	0.0
16,640	(1)	Shanghai Baosight Software Co., Ltd. - Class B	50,232	0.1
20,000		Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	66,845	0.1
130,100		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	216,941	0.3
3,700		Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - A Shares	133,429	0.2
2,503		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	114,904	0.1
45,400		Shenzhen Senior Technology Material Co. Ltd. - A Shares	147,080	0.2
14,600		Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	48,473	0.1
10,200		Sichuan Yahua Industrial Group Co. Ltd. - A Shares	39,523	0.0
9,000		Silergy Corp.	135,027	0.2
27,500		TBEA Co. Ltd. - A Shares	83,675	0.1
64,300		Tencent Holdings Ltd.	2,431,589	2.9
163,000	(2)	Topsports International Holdings Ltd. - H Shares	104,669	0.1
28,000		Tsingtao Brewery Co., Ltd. - H Shares	265,063	0.3
174,000		Uni-President China Holdings Ltd.	152,730	0.2

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
19,100	(2)	WuXi AppTec Co. Ltd. - H Shares	$ 192,593	0.2
34,100		Xiamen C & D, Inc. - A Shares	74,771	0.1
32,000		Xtep International Holdings Ltd.	36,782	0.0
102,000	(2)	Yadea Group Holdings Ltd.	193,514	0.2
58,500		Yintai Gold Co. Ltd. - A Shares	118,020	0.1
97,600		Yuexiu Property Co. Ltd.	123,873	0.1
28,845		Zangge Mining Co. Ltd. - A Shares	125,717	0.1
190,000		Zhejiang Expressway Co., Ltd. - H Shares	141,885	0.2
7,718		Zhejiang Orient Gene Biotech Co. Ltd. - A Shares	127,815	0.2
9,000		Zhuzhou CRRC Times Electric Co., Ltd. - H Shares	41,816	0.0
150,000		Zijin Mining Group Co., Ltd. - H Shares	199,090	0.2
100,800		ZTE Corp. - H Shares	220,830	0.3
2,325		ZTO Express Cayman, Inc. ADR	58,288	0.1
			24,551,097	28.8

		Hong Kong: 5.1%
72,974		AIA Group Ltd.	741,023	0.9
46,200		Chow Tai Fook Jewellery Group Ltd.	81,467	0.1
72,000		CK Asset Holdings Ltd.	430,956	0.5
68,000		CK Hutchison Holdings Ltd.	395,299	0.5
44,000		Hang Lung Properties Ltd.	81,319	0.1
1,500		Hong Kong Exchanges and Clearing Ltd.	59,636	0.1
11,100		Jardine Matheson Holdings Ltd. (SGX:J36)	538,006	0.6
7,600		Link REIT	51,337	0.1
91,500		Power Assets Holdings Ltd.	472,015	0.5
131,000		SITC International Holdings Co. Ltd.	290,605	0.3
80,500		Swire Pacific Ltd. - Class A	632,681	0.7
172,200		Swire Properties Ltd.	387,837	0.4
378,500	(2)	WH Group Ltd.	221,769	0.3
			4,383,950	5.1

		India: 13.4%
54,453		Axis Bank Ltd.	605,311	0.7
277,225		Bharat Electronics Ltd.	360,040	0.4
20,046		Cholamandalam Investment and Finance Co. Ltd.	176,922	0.2
24,476		Cipla Ltd.	344,345	0.4
73,681		Coal India Ltd.	207,626	0.2
48,468		GAIL India Ltd.	56,818	0.1
23,672		HCL Technologies Ltd.	328,581	0.4
6,128		Housing Development Finance Corp.	203,695	0.2
104,385		ICICI Bank Ltd.	1,223,039	1.4
26,647		Indraprastha Gas Ltd.	145,010	0.2
3,686		Info Edge India Ltd.	182,714	0.2
65,354		Infosys Ltd.	1,328,380	1.6
167,889		ITC Ltd.	703,308	0.8
19,654		Larsen & Toubro Ltd.	502,312	0.6
40,020		Mahindra & Mahindra Ltd.	643,798	0.8
9,715		Mphasis Ltd.	243,480	0.3
268,755		NTPC Ltd.	569,448	0.7
170,517		Oil & Natural Gas Corp., Ltd.	298,773	0.3
122,404		Power Grid Corp. of India Ltd.	337,727	0.4
9,467		Reliance Industries Ltd.	318,446	0.4
14,959		Shriram Transport Finance Co. Ltd.	248,992	0.3
1,680		SRF Ltd.	49,065	0.1
50,713		Sun Pharmaceutical Industries Ltd.	653,949	0.8
12,552		Tata Consultancy Services Ltd.	527,127	0.6
524		Tata Elxsi Ltd.	45,684	0.0
40,550		Tech Mahindra Ltd.	541,135	0.6
36,606		UPL Ltd.	356,653	0.4
60,931		Vedanta Ltd.	230,347	0.3
			11,432,725	13.4

		Indonesia: 1.3%
459,100		Adaro Energy Indonesia Tbk PT	113,614	0.1
558,600		Astra International Tbk PT	216,122	0.3
1,792,700		Kalbe Farma Tbk PT	236,635	0.3
1,376,700		Sumber Alfaria Trijaya Tbk PT	271,437	0.3
129,200		United Tractors Tbk PT	254,129	0.3
			1,091,937	1.3

		Ireland: 0.4%
15,583		James Hardie Industries SE	312,828	0.4

		Malaysia: 1.5%
241,300		Genting Bhd	241,564	0.3
45,900		Hong Leong Bank BHD	215,720	0.3
20,400		Hong Leong Financial Group Bhd	85,126	0.1
91,000		Malayan Banking BHD	176,877	0.2
89,900		Petronas Chemicals Group Bhd	173,243	0.2
226,900		RHB Bank Bhd	287,424	0.3
50,600		Telekom Malaysia BHD	63,959	0.1
			1,243,913	1.5

		Philippines: 1.1%
23,350		GT Capital Holdings, Inc.	181,975	0.2
121,200		International Container Terminal Services, Inc.	441,289	0.5
268,040		Metropolitan Bank & Trust Co.	273,129	0.4
			896,393	1.1

		Singapore: 4.1%
20,300	(2)	BOC Aviation Ltd.	160,744	0.2

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Singapore: (continued)
16,700	Capitaland Investment Ltd./Singapore	$ 45,354	0.1
920,900	Genting Singapore Ltd.	601,047	0.7
15,500	Keppel Corp., Ltd.	86,514	0.1
246,700	Mapletree Logistics Trust	294,007	0.3
102,000	Oversea-Chinese Banking Corp., Ltd.	940,101	1.1
69,700	(1) Singapore Airlines Ltd.	282,777	0.3
13,300	Singapore Exchange Ltd.	89,022	0.1
180,700	Singapore Telecommunications Ltd.	363,284	0.4
17,400	UOL Group Ltd.	85,807	0.1
43,200	Venture Corp. Ltd.	554,658	0.7
		3,503,315	4.1

	South Korea: 8.8%
476	Amorepacific Corp.	47,920	0.0
2,527	BGF retail Co. Ltd.	396,581	0.5
13,004	Cheil Worldwide, Inc.	241,195	0.3
356	CJ CheilJedang Corp.	107,377	0.1
5,066	CJ Corp.	297,712	0.3
5,489	DB Insurance Co. Ltd.	260,902	0.3
1,212	E-Mart, Inc.	85,732	0.1
4,751	GS Engineering & Construction Corp.	85,927	0.1
3,431	GS Holdings Corp.	127,527	0.1
19,239	Hana Financial Group, Inc.	658,013	0.8
374	Hanmi Pharm Co. Ltd.	74,777	0.1
5,524	HD Hyundai Co. Ltd.	273,134	0.3
5,735	HMM Co. Ltd.	98,838	0.1
1,160	Hyundai Glovis Co., Ltd.	157,364	0.2
1,805	Hyundai Motor Co.	235,157	0.3
14,619	KB Financial Group, Inc.	580,487	0.7
8,537	Kia Corp.	449,592	0.5
3,957	Korea Investment Holdings Co., Ltd.	175,896	0.2
693	KT&G Corp.	52,584	0.1
333	LG Chem Ltd.	190,087	0.2
29,436	LG Uplus Corp.	272,114	0.3
4,736	Lotte Shopping Co. Ltd.	307,812	0.4
3,358	Samsung Electro-Mechanics Co. Ltd.	367,593	0.4
2,037	Samsung Fire & Marine Insurance Co. Ltd.	319,730	0.4
1,031	Samsung SDI Co., Ltd.	582,029	0.7
11,756	Samsung Securities Co. Ltd.	318,144	0.4
13,828	Shinhan Financial Group Co., Ltd.	400,875	0.5
35,184	Woori Financial Group, Inc.	351,486	0.4
		7,516,585	8.8

	Taiwan: 12.9%
53,000	ASE Technology Holding Co. Ltd.	169,507	0.2
7,000	Chailease Holding Co. Ltd.	46,203	0.0
48,000	Delta Electronics, Inc.	474,658	0.5
29,000	E Ink Holdings, Inc.	173,888	0.2
5,000	eMemory Technology, Inc.	244,020	0.3
27,000	Evergreen Marine Corp. Taiwan Ltd.	144,956	0.2
37,000	Far EasTone Telecommunications Co., Ltd.	81,699	0.1
21,000	Globalwafers Co. Ltd.	326,121	0.4
149,000	Lite-On Technology Corp.	317,988	0.4
32,000	MediaTek, Inc.	773,242	0.9
27,000	Nan Ya Printed Circuit Board Corp.	241,774	0.3
9,000	Nien Made Enterprise Co. Ltd.	85,440	0.1
6,000	Parade Technologies Ltd.	157,465	0.2
24,000	President Chain Store Corp.	212,174	0.2
38,000	Realtek Semiconductor Corp.	395,046	0.5
326,627	Taiwan Semiconductor Manufacturing Co., Ltd.	5,245,582	6.2
76,000	Unimicron Technology Corp.	391,244	0.4
388,000	United Microelectronics Corp.	584,458	0.7
116,000	Vanguard International Semiconductor Corp.	315,011	0.4
286,000	Winbond Electronics Corp.	199,653	0.2
2,000	Wiwynn Corp.	57,716	0.1
27,000	Yang Ming Marine Transport Corp.	58,742	0.1
75,000	Zhen Ding Technology Holding Ltd.	293,735	0.3
		10,990,322	12.9

	Thailand: 2.1%
345,600	Bangkok Commercial Asset Management PCL - Foreign	147,797	0.2
312,000	Bangkok Dusit Medical Services PCL - Foreign	268,778	0.3
17,700	Bumrungrad Hospital PCL - Foreign	114,491	0.1
52,500	Electricity Generating PCL - Foreign	256,338	0.3
42,600	Indorama Ventures PCL - Foreign	51,647	0.1
212,700	Land & Houses PCL - Foreign	58,083	0.1
59,700	PTT Exploration & Production PCL - Foreign	318,321	0.4
284,900	PTT Global Chemical PCL	390,285	0.4
64,800	SCB X PCL	194,561	0.2
		1,800,301	2.1

	Total Common Stock
	(Cost $85,033,771)	81,141,032	95.3

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.5%
19,031	iShares MSCI All Country Asia ex Japan ETF	$ 1,269,368	1.5

	Total Exchange-Traded Funds
	(Cost $1,195,544)	1,269,368	1.5

PREFERRED STOCK: 2.5%
	South Korea: 2.5%
49,380	Samsung Electronics Co., Ltd.	2,123,422	2.5

	Total Preferred Stock
	(Cost $1,755,324)	2,123,422	2.5

	Total Long-Term Investments
	(Cost $87,984,639)	84,533,822	99.3

SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
70,000	(3) Goldman Sachs Financial Square Government Fund - Institutional Shares, 3.740%
	(Cost $70,000)	70,000	0.1

	Total Short-Term Investments
	(Cost $70,000)	70,000	0.1

	Total Investments in Securities (Cost $88,054,639)	$ 84,603,822	99.4
	Assets in Excess of Other Liabilities	546,886	0.6
	Net Assets	$ 85,150,708	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of November 30, 2022.

Sector Diversification	Percentage of Net Assets
Information Technology	21.5%
Financials	21.5
Consumer Discretionary	11.6
Industrials	7.4
Materials	7.0
Communication Services	6.2
Health Care	6.0
Real Estate	4.9
Consumer Staples	4.7
Energy	4.4%
Utilities	2.6
Exchange-Traded Funds	1.5
Short-Term Investments	0.1
Assets in Excess of Other Liabilities	0.6
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$13,417,666	$–	$13,417,666
China	774,551	23,776,546	–	24,551,097
Hong Kong	–	4,383,950	–	4,383,950
India	–	11,432,725	–	11,432,725
Indonesia	–	1,091,937	–	1,091,937
Ireland	–	312,828	–	312,828
Malaysia	–	1,243,913	–	1,243,913
Philippines	–	896,393	–	896,393
Singapore	–	3,503,315	–	3,503,315
South Korea	–	7,516,585	–	7,516,585
Taiwan	–	10,990,322	–	10,990,322
Thailand	–	1,800,301	–	1,800,301
Total Common Stock	774,551	80,366,481	–	81,141,032
Exchange-Traded Funds	1,269,368	–	–	1,269,368
Preferred Stock	–	2,123,422	–	2,123,422
Short-Term Investments	70,000	–	–	70,000
Total Investments, at fair value	$2,113,919	$82,489,903	$–	$84,603,822
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(725,527)	$–	$(725,527)
Total Liabilities	$–	$(725,527)	$–	$(725,527)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2022, the following OTC written equity options were outstanding for Voya Asia Pacific High Dividend Equity Income Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
iShares MSCI Australia ETF	BNP Paribas	Call	12/16/22	USD	22.760	83,480	USD	1,977,641	$30,404	$(65,475)
iShares MSCI Emerging Markets ETF	Morgan Stanley & Co. International PLC	Call	12/16/22	USD	38.030	491,717	USD	19,432,656	348,922	(660,052)
									$379,326	$(725,527)

Currency Abbreviations
USD	-	United States Dollar

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

At November 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $87,969,572.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$8,310,911
Gross Unrealized Depreciation	(12,373,304)
Net Unrealized Depreciation	$(4,062,393)